(14) INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Beginning balance	R$ 10,775,613	R$ 9,210,338	R$ 8,930,171
Additions	1,907,778	1,224,431	889,149
Amortization	(936,318)	(767,858)	(777,462)
Transfer - intangible assets	0	0	0
Transfer - financial asset	(972,254)	(655,456)	(330,062)
Transfers from concession financial asset - extended concessions			537,198
Disposal and transfer - other assets	(57,674)	(63,040)	(32,813)
Corporate restructuring - note 14.4.1	(99,981)
Business combination	(22,165)	1,870,268
Impairment losses	(5,176)	(43,070)	(5,844)
Ending balance	10,589,824	10,775,613	9,210,338
Goodwill [Member]
Statement Line Items [Line Items]
Beginning balance	6,115	6,115	6,115
Additions	0	0	0
Amortization	0	0	0
Transfer - intangible assets	0	0	0
Transfer - financial asset	0	0	0
Transfers from concession financial asset - extended concessions			0
Disposal and transfer - other assets	0	0	0
Corporate restructuring - note 14.4.1	0
Business combination	0	0
Impairment losses	0	0	0
Ending balance	6,115	6,115	6,115
Concession right Acquired in business combinations [Member]
Statement Line Items [Line Items]
Beginning balance	4,466,516	4,355,546	4,658,210
Additions	0	0	0
Amortization	(286,215)	(255,110)	(302,665)
Transfer - intangible assets	0	0	0
Transfer - financial asset	0	0	0
Transfers from concession financial asset - extended concessions			0
Disposal and transfer - other assets	(16,244)	(7,283)	0
Corporate restructuring - note 14.4.1	(26,766)
Business combination	(15,057)	413,796
Impairment losses	(5,129)	(40,433)	0
Ending balance	4,117,105	4,466,516	4,355,546
Concession right Distribution infrastructure - operational [Member]
Statement Line Items [Line Items]
Beginning balance	5,550,502	4,249,182	3,734,606
Additions	0	0	0
Amortization	(639,292)	(498,891)	(460,774)
Transfer - intangible assets	814,643	610,032	512,912
Transfer - financial asset	131	9,452	387
Transfers from concession financial asset - extended concessions			488,635
Disposal and transfer - other assets	(91,214)	(48,346)	(26,584)
Corporate restructuring - note 14.4.1	(73,215)
Business combination	(7,108)	1,229,074
Impairment losses	0	0	0
Ending balance	5,554,447	5,550,502	4,249,182
Concession right Distribution infrastructure - in progress [Member]
Statement Line Items [Line Items]
Beginning balance	666,008	499,627	414,574
Additions	1,898,434	1,213,924	879,851
Amortization	0	0	0
Transfer - intangible assets	(814,643)	(610,032)	(512,912)
Transfer - financial asset	(972,385)	(664,908)	(330,449)
Transfers from concession financial asset - extended concessions			48,563
Disposal and transfer - other assets	48,061	0	0
Corporate restructuring - note 14.4.1	0
Business combination	0	227,398
Impairment losses	0	0	0
Ending balance	825,476	666,008	499,627
Public utilities
Statement Line Items [Line Items]
Beginning balance	27,324	28,743	30,162
Additions	0	0	0
Amortization	(1,419)	(1,419)	(1,419)
Transfer - intangible assets	0	0	0
Transfer - financial asset	0	0	0
Transfers from concession financial asset - extended concessions			0
Disposal and transfer - other assets	0	0	0
Corporate restructuring - note 14.4.1	0
Business combination	0	0
Impairment losses	0	0	0
Ending balance	25,904	27,324	28,743
Other intangible assets [Member]
Statement Line Items [Line Items]
Beginning balance	59,147	71,125	86,503
Additions	9,344	10,507	9,298
Amortization	(9,390)	(12,438)	(12,604)
Transfer - intangible assets	0	0	0
Transfer - financial asset	0	0	0
Transfers from concession financial asset - extended concessions			0
Disposal and transfer - other assets	1,723	(7,410)	(6,228)
Corporate restructuring - note 14.4.1	0
Business combination	0	0
Impairment losses	(47)	(2,637)	(5,844)
Ending balance	60,777	59,147	71,125
Gross carrying amount [Member]
Statement Line Items [Line Items]
Beginning balance	20,481,188	18,525,004	17,620,433
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	20,043,048	20,481,188	18,525,004
Gross carrying amount [Member] | Goodwill [Member]
Statement Line Items [Line Items]
Beginning balance	6,152	6,152	6,152
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	6,152	6,152	6,152
Gross carrying amount [Member] | Concession right Acquired in business combinations [Member]
Statement Line Items [Line Items]
Beginning balance	7,602,941	7,441,902	7,441,935
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	7,558,645	7,602,941	7,441,902
Gross carrying amount [Member] | Concession right Distribution infrastructure - operational [Member]
Statement Line Items [Line Items]
Beginning balance	11,987,109	10,348,857	9,526,355
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	11,442,528	11,987,109	10,348,857
Gross carrying amount [Member] | Concession right Distribution infrastructure - in progress [Member]
Statement Line Items [Line Items]
Beginning balance	666,008	499,627	414,574
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	825,476	666,008	499,627
Gross carrying amount [Member] | Public utilities
Statement Line Items [Line Items]
Beginning balance	35,840	35,840	35,840
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	35,840	35,840	35,840
Gross carrying amount [Member] | Other intangible assets [Member]
Statement Line Items [Line Items]
Beginning balance	183,138	192,626	195,577
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	174,407	183,138	192,626
Accumulated depreciation, amortisation and impairment [Member]
Statement Line Items [Line Items]
Beginning balance	(9,705,576)	(9,314,665)	(8,690,262)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	(9,453,223)	(9,705,576)	(9,314,665)
Accumulated depreciation, amortisation and impairment [Member] | Goodwill [Member]
Statement Line Items [Line Items]
Beginning balance	(37)	(37)	(37)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	(37)	(37)	(37)
Accumulated depreciation, amortisation and impairment [Member] | Concession right Acquired in business combinations [Member]
Statement Line Items [Line Items]
Beginning balance	(3,136,425)	(3,086,356)	(2,783,725)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	(3,441,540)	(3,136,425)	(3,086,356)
Accumulated depreciation, amortisation and impairment [Member] | Concession right Distribution infrastructure - operational [Member]
Statement Line Items [Line Items]
Beginning balance	(6,436,607)	(6,099,675)	(5,791,748)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	(5,888,080)	(6,436,607)	(6,099,675)
Accumulated depreciation, amortisation and impairment [Member] | Concession right Distribution infrastructure - in progress [Member]
Statement Line Items [Line Items]
Beginning balance	0	0	0
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	0	0	0
Accumulated depreciation, amortisation and impairment [Member] | Public utilities
Statement Line Items [Line Items]
Beginning balance	(8,516)	(7,097)	(5,678)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	(9,936)	(8,516)	(7,097)
Accumulated depreciation, amortisation and impairment [Member] | Other intangible assets [Member]
Statement Line Items [Line Items]
Beginning balance	(123,990)	(121,500)	(109,074)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
Ending balance	R$ (113,630)	R$ (123,990)	R$ (121,500)